BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

13. BORROWINGS

As of December 31, 2021 and 2022, the contractual maturities of the borrowings are all within one year.

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Short‑term borrowings	260,000	619,000
Total	260,000	619,000

In August 2021, Beike Technology Co., Ltd entered into a RMB260.0 million 359-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.9%. RMB43.3 million and RMB216.7 million were scheduled to be paid off on February 28, 2022 and August 24, 2022 respectively according to the borrowing contract.

In September 2022, Beike Technology Co., Ltd entered into a RMB460.0 million 356-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB76.7 million and RMB383.3 million are scheduled to be paid off on March 21, 2023 and September 21, 2023 respectively according to the borrowing contract. On January 4, 2023, Beike Technology Co., Ltd entered into a supplementary agreement with bank and pursuant to which, the repayment schedule was amended. According to amended repayment schedule, RMB 43.3 million, RMB47.8 million, RMB43.3 million and RMB325.6 million are rescheduled to be paid off on February 28, 2023, March 21, 2023, August 31, 2023 and September 21, 2023, respectively. On February 28, 2023 and March 21, 2023, RMB 43.3 million and RMB47.8 million was paid off respectively upon maturity.

In December 2022, Beike Technology Co., Ltd entered into a RMB140.0 million 360-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB23.3 million, RMB3.9 million, RMB23.3 million and RMB89.5 million are scheduled to be paid off on March 31, 2023, June 30, 2023, September 30, 2023 and December 25, 2023 respectively according to the borrowing contract. On March 31, 2023, RMB23.3 million was paid off upon maturity.

In December 2022, Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd entered into a RMB19.0 million 360-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.58%. RMB3.2 million and RMB15.8 million are scheduled to be paid off on June 30, 2023 and December 25, 2023 respectively according to the borrowing contract.